Basis of Presentation (Tables)	9 Months Ended
Jul. 31, 2024
Basis of Presentation [Line Items]
Summary of Insurance Service Results
Insurance service results in our Consolidated Statement of Income are as follows:

(Canadian $ in millions)	For the three months ended		For the nine months ended
	July 31, 2024	July 31, 2023	July 31, 2024	July 31, 2023
Insurance revenue	$440	$415	$1,307	$1,162
Insurance service expenses	(317)	(287)	(919)	(796)
Net expenses from reinsurance contracts	(23)	(32)	(90)	(81)
Insurance service results	$100	$96	$298	$285

Summary of Insurance Investment Results
Insurance investment results in our Consolidated Statement of Income are as follows:

(Canadian $ in millions)	For the three months ended		For the nine months ended
	July 31, 2024	July 31, 2023	July 31, 2024	July 31, 2023
Investment return	$978	$(120)	$2,046	$871
Insurance finance income (expense) from insurance and reinsurance contracts held	(899)	278	(1,911)	(814)
Movement in investment contract liabilities	(62)	35	(102)	(17)
Insurance investment results	$17	$193	$33	$40

Summary of Yield Curve Used to Discount Cash Flows that do not Vary Based on Underlying Items
We use the following rates for discounting fulfilment cash flows for our insurance contracts, which are based on a ri sk-fre
e yield adjusted for an illiquidity premium that reflects the liquidity characteristics of the liabilities:

Portfolio duration:	July 31, 2024	October 31, 2023
1 year	4.78%	6.10%
3 years	4.26%	5.83%
5 years	4.25%	5.69%
10 years	4.69%	5.82%
20 years	5.07%	5.85%
30 years	4.96%	5.81%
Ultimate	5.00%	5.00%

Summary of the Insurance Liability by Remaining Coverage and Incurred Claims
Insurance contract liabilities by remaining coverage and incurred claims is comprised of the following:

(Canadian $ in millions)	For the nine months ended July 31, 2024			For the twelve months ended October 31, 2023
	Liabilities for remaining coverage	Liabilities for incurred claims	Total	Liabilities for remaining coverage	Liabilities for incurred claims	Total
Insurance contract liabilities, beginning of period	$13,114	$235	$13,349	$11,850	$267	$12,117
Insurance service results	(1,171)	842	(329)	(1,403)	979	(424)
Net finance expenses from insurance contracts	2,031	-	2,031	179	-	179
Total cash flows	1,792	(871)	921	2,488	(1,013)	1,475
Other changes in the net carrying amount of the insurance contract	-	(1)	(1)	-	2	2
Insurance contract liabilities, end of period (1)	$15,766	$205	$15,971	$13,114	$235	$13,349

(1)	The liabilities for incurred claims relating to insurance contracts in our creditor and reinsurance business were $110 million as at July 31, 2024 and $131 million as at October 31, 2023.

IAS 40 [Member]
Basis of Presentation [Line Items]
Summary of Transition Impacts
The following table shows the impact of these combined changes at November 1, 2022:

(Canadian $ in millions)	November 1, 2022 previously reported	IFRS 17 impacts	IAS 40 accounting policy change impacts	November 1, 2022 restated
Assets
Other Assets
Deferred tax assets	$1,175	$418	$(51)	$1,542
Other
Insurance-related assets	2,575	657	183	3,415
Total Assets	$3,750	$1,075	$132	$4,957

Liabilities
Other Liabilities
Deferred tax liabilities	$102	$-	$-	$102
Other
Insurance-related liabilities	11,201	2,181	-	13,382
Total Liabilities	$11,303	$2,181	$-	$13,484